LABOR AND SOCIAL SECURITY LIABILITIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities arising from its operational activities, Social Security	$ 135,065	$ 88,857
Liabilities arising from its operational activities, Labor Provisions	4,363	3,581
FGTS [Member]
Liabilities arising from its operational activities, Social Security	13,496	11,266
IRRF Salary Payment [Member]
Liabilities arising from its operational activities, Labor Provisions	179	0
INSS [Member]
Liabilities arising from its operational activities, Social Security	$ 121,390	$ 77,591